SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION
SEGMENT INFORMATION

28. SEGMENT INFORMATION

        The Group's chief operating decision maker ("CODM") is the Chief Executive Officer who reviews the results of four operating segments when making decisions about allocating resources and assessing performance. The segments are film distribution, film investment and production, movie theater, and talent agency.

        The film distribution segment generates revenues from external customers. Its revenues comprise the Group's share of movie theater box office sales for the Group's distribution services and, to the extent the Group has distribution rights outside the PRC, the revenues the Group derives from those arrangements.

        Its cost of revenues includes:

(1)	the amortization of the cost of acquiring the distribution right and the participation right; and
(2)

the amount that the Group remits to the producers when they are entitled to share the box office sales with the Group based on the distribution arrangement. In the case where the Group produces the film, this amount includes any amount paid by the distribution entities to producing entities within the Group.

        The film investment and production segment generates revenues both from external customers and, through inter-segment transactions, from the Group's own distribution entities.

        The film investment and production segment generates revenues from external customers where the Group invests in a film but does not act as the principal distributor. For films in which the Group acquires all or part of the copyright, these include revenues from the sale of distribution rights and licensing fees to third-party distributors. For films in which the Group does not acquire any copyright, these include revenues from the Group's share of the net profit from distribution agreements with third-party producers.

        Revenues from internal customers comprise revenues received from the distribution entities within the Group who distribute the film.

        Its cost of revenues includes the amortization of production costs.

        The movie theater segment generates admissions and concession revenues at the box offices from the external customers, and other revenues which primarily consist of screen advertising revenues. Its cost of revenues mainly includes film rental costs.

        The talent agency segment generates revenues from external customers for its talent agency related business.

        The profitability measure employed by the Group and its CODM for making decisions about allocating resources to segments and assessing segment performance is gross profit less film participation expenses and plus earnings in equity method investments, net of tax. Segments follow the same accounting policies as those described in Note 2.

        The Group's CODM does not assign assets to these segments. Currently, it is not practical to show assets by reportable segments.

        The following table presents selected financial information relating to the Group's segments:

	For the years ended December 31, 2012
	Film distribution	Film investment and production	Movie theater	Talent agency	Intersegment elimination	Consolidated
Revenues from external customers	62,930	37,022	41,719	612	—	142,283
Intersegment revenues	1,136	36,709	—	—	(37,845)	—
Cost of revenues	(38,937)	(66,876)	(18,093)	(24)	37,845	(86,085)
Film participation expenses	—	(439)	—	—	—	(439)

Segment profit	25,129	6,416	23,626	588	—	55,759

	For the years ended December 31, 2013
	Film distribution	Film investment and production	Movie theater	Talent agency	Intersegment elimination	Consolidated
Revenues from external customers	74,632	12,577	61,497	630	—	149,336
Intersegment revenues	2,024	28,404	—	—	(30,428)	—
Cost of revenues	(53,598)	(33,663)	(26,006)	—	30,428	(82,839)
Film participation expenses	—	1,319	—	—	—	1,319

Segment profit	23,058	8,637	35,491	630	—	67,816

	For the years ended December 31, 2014
	Film distribution	Film investment and production	Movie theater	Talent agency	Intersegment elimination	Consolidated
Revenues from external customers	172,570	950	79,781	785	—	254,086
Intersegment revenues	4,317	60,979	—	—	(65,296)	—
Cost of revenues	(114,431)	(58,466)	(33,673)	(24)	65,296	(141,298)
Film participation expenses	—	(12,247)	—	—	—	(12,247)
Equity in earnings of equity method investments, net of tax	—	3,350	—	—	—	3,350

Segment profit	62,456	(5,434)	46,108	761	—	103,891

        The following table presents selected financial information relating to the movie theater segment:

	Years ended December 31,
	2012	2013	2014
Admissions	34,511	51,184	66,480
Concessions	4,209	6,003	7,342
Advertising	1,021	2,061	2,770
Others	1,978	2,249	3,189

Total revenues from movie theater segment	41,719	61,497	79,781

        Reconciliation from consolidated segment profit to consolidated financial statements:

	Years ended December 31,
	2012	2013	2014
Consolidated segment profit	55,759	67,816	103,891
Selling and marketing expenses	(18,490)	(14,373)	(31,528)
General and administrative expenses	(41,890)	(49,854)	(63,321)
Government subsidies	3,867	5,022	5,978
Net interest and exchange gain (loss)	220	680	(2,101)
Interest income from loan to producer of TV series	—	—	41
Other income	288	284	284
Loss on disposal of an equity method investment	(6)	—	—
Investment income	—	—	64

(Loss) income before income tax and equity in earnings of equity method investments, net of tax	(252)	9,575	13,308

Geographical information

        The Group operates in the PRC and all of the Group's long lived assets are located in the PRC.

        Revenues, classified by the major geographic areas in which the Group's customers are located (based on the addresses of the customers who contracted with the Group), were as follows:

	Years ended December 31,
	2012	2013	2014
Revenues from the PRC	131,609	141,740	248,407
Revenues from countries other than the PRC	10,674	7,596	5,679

Total	142,283	149,336	254,086